INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT rate. Beijing U-Tiger Business began to qualify as an HNTE under the EIT Law in 2017, subject to the tax rate of 15% with a valid period of three years starting from December 2017 and obtained new certificate on December 2, 2020, subject to the tax rate of 15% with a valid period of three years. The Group’s other subsidiaries are subject to income tax rate of 25%, according to EIT Law.

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

New Zealand

The Group’s subsidiary, TBNZ is located in New Zealand and is subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries, Up International, Tiger Technology, Kastle limited, Tiger Securities, Tung Chi and Tiger Assets, are located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries, Marsco, Tiger Holding LLC, US Tiger Securities, Tiger Fintech Holdings, Trading Front, Tradeup and Wealthn LLC, are located in the USA and are subject to a federal income tax rate of 21% for taxable income earned in the USA.

Singapore

The Group’s subsidiaries, Tiger SG and Tiger Brokers SG, are located in Singapore and are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries, TBAU, Fleming and Tiger investor, are located in Australia and are subject to an income tax rate of 27.5% for taxable income earned in Australia.

India

The Group's subsidiary, Amtiger is located in India and is subject to an income tax rate of 25% for taxable income earned in India.

7. INCOME TAXES (Continued)

The components of income (loss) before income taxes are as follows, of which the amount of pre-tax loss in Cayman is immaterial and included in International:

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
PRC	(4,014,177)	6,117,021	20,551,832
International	(42,152,491)	(15,422,245)	1,477,960
Total income (loss) before income taxes	(46,166,668)	(9,305,224)	22,029,792

The current and deferred portions of income tax expense (benefit), all of which was incurred outside the Cayman Islands, included in the consolidated statements of comprehensive income (loss) were as follows:

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Current tax expense	1,706	2,859,774	1,077,877
Deferred tax expense (benefit)	(1,874,819)	(6,215,140)	1,772,670
Income tax expense (benefit)	(1,873,113)	(3,355,366)	2,850,547

The related enterprise income tax law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of the PRC, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within the PRC or if the received dividends have no connection with the establishment or place of such immediate holding company within the PRC, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with the PRC. According to the arrangement between Mainland China and HKSAR on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in Mainland China to its immediate holding company in HKSAR will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). Cash dividends paid by a New Zealand incorporated company to a non-New Zealand tax resident shareholder that holds all of the shares in the New Zealand company are subject to New Zealand withholding tax at the rate of 0% if those dividends are fully imputed. If any part of a cash dividend paid to such a shareholder is not fully imputed then New Zealand withholding tax is imposed at the rate of 15% on that part of the dividend, although that rate is reduced to 5% if the shareholder is able to take the benefit of Article 10 of the New Zealand-Singapore Double Tax Agreement. The Company does not intend to have any of its subsidiaries located in the PRC and New Zealand distribute any undistributed profits of such subsidiaries in the foreseeable future, but rather expects that such profits will be indefinitely reinvested by such subsidiaries for their respective local operations. Accordingly, no withholding tax was recorded as of December 31, 2019 and 2020. Undistributed earnings of such subsidiaries that are not distributed amounted to US$19.9 million and US$33.1 million and unrecognized deferred tax liability related to such earning amounted to US$1.0 million and US$1.7 million as of December 31, 2019 and December 31, 2020, respectively.

The Group's subsidiaries and consolidated VIE located in the PRC, HKSAR, New Zealand, the USA, Singapore and other jurisdictions are open to tax examination for the period from its inception until the years ended December 31, 2020.

7. INCOME TAXES (Continued)

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2019	2020
	US$	US$
Deferred tax assets
Accrued expenses	46,004	—
Provision of allowance for doubtful accounts	—	25,704
Long-term investments	134,304	38,314
Advertising expense carryforwards	429,228	877,424
Net operating loss carryforwards	16,926,698	13,407,157
Withholding tax credit carryforwards	—	1,106,569
Lease liabilities	1,583,463	1,799,483
Total deferred tax assets	19,119,697	17,254,651
Less: valuation allowance	(4,888,240)	(4,000,159)
Deferred tax assets, net of valuation allowance	14,231,457	13,254,492

Deferred tax liabilities
Right-of-use assets	1,583,463	1,799,483
Long term investments	86,533	86,042
Intangible assets	1,449,000	1,449,000
Total deferred tax liabilities	3,118,996	3,334,525

Deferred tax assets, net	12,561,461	9,919,967
Deferred tax liabilities, net	1,449,000	—

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Balance at the beginning of the year	1,224,057	2,931,196	4,888,240
Additions of valuation allowance	1,854,637	2,573,942	1,775,887
Reversals of valuation allowance	—	—	(2,802,174)
Foreign currency translation	(147,498)	(616,898)	138,206
Balance at the end of the year	2,931,196	4,888,240	4,000,159

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence on each individual subsidiary basis to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized.

As of December 31, 2019 and 2020, the Group had net operating loss carryforwards of US$70,615,285 and US$64,430,676, respectively.

7. INCOME TAXES (Continued)

Management assessed the positive and negative evidence in certain entities in the PRC, United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the New Zealand entities where tax loss could be carried forward until the loss is fully used, net operating loss in the United States can be carried forward indefinitely generated starting in 2018, and the net operating loss can be carried forward with no time limit in Singapore per the local tax laws. Net operating loss can be carried forward 5 years in PRC except for a PRC entity qualified as “HNTE” which provides tax loss carryforward of 10 years. On the basis of this evaluation, the Group have concluded that deferred tax asset recognized for certain entities in the PRC, United States, New Zealand and Singapore is more likely than not to be realized. The expiration status of net operating loss carryforwards as at December 31, 2020 is listed below.

Expiration year	US$
2021	272,716
2022	1,509,586
2023	2,680,250
2024	8,941,375
2025 through 2030	29,630,906
No expiration date	21,395,843

As of December 31, 2019 and 2020, the Group had advertising expenses carryforwards of US$1,716,908 and US$4,712,189, respectively, which can be carried forward indefinitely.

As of December 31, 2019 and 2020, the Group had withholding tax credit carryforwards of nil and US$1,106,569, respectively, which will expire, if unused, by 2025.

The recording and ultimate reversal of valuation allowances for the deferred tax asset requires significant judgment associated with past and projected performance. In assessing the realizability of deferred tax assets, management considered the taxable future earnings and the expected timing of the reversal of temporary differences. As of December 31, 2019 and 2020 valuation allowances of US$4,828,340 and US$3,867,639 respectively, were provided for net operating loss carryforwards totaled US$23,654,338 and US$20,695,157 , while the remaining net operating loss carryforwards of US$46,960,947 and US$43,735,519 is expected to be utilized prior to expiration considering future taxable income for respective entities. Deferred tax assets related to net operating loss carryforwards of US$5,417,059 without a valuation allowance is generated in 2020. Due to changes in judgment in the realizability of deferred tax assets in 2020, the valuation allowances of US$1,877,166 in 2019 were reversed in 2020. The amount of benefit of utilizing DTAs of US$909,347 in 2020 that were offset with a valuation allowance in 2019. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

7. INCOME TAXES (Continued)

Reconciliation between the income tax benefit computed by applying the PRC tax rate to income (loss) before income taxes and the actual income tax expense (benefit) were as follows:

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Income (loss) before income taxes	(46,166,668)	(9,305,224)	22,029,792
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(11,541,667)	(2,326,306)	5,507,448
Effect of income tax rate difference in other jurisdictions	439,213	124,406	(773,402)
Super deduction of research and development expense	(1,441,536)	(2,479,428)	(3,607,755)
Effect of preferential tax rates	(237,495)	(2,673,841)	1,837,667
Effect of expenses not deductible for tax purposes	9,053,735	1,425,861	912,876
Changes in valuation allowance	1,854,637	2,573,942	(1,026,287)
Income tax expense (benefit)	(1,873,113)	(3,355,366)	2,850,547